Employee Benefit Plans - Schedule of Future Benefit Payments under the Plans for the Next Ten Years are Estimated (Details)	Mar. 31, 2026 USD ($)
Schedule of Future Benefit Payments under the Plans for the Next Ten Years are Estimated [Abstract]
2027	$ 41,280
2028
2029
2030	9,445
2031	11,366
2032 – 2036	85,124
Total	$ 147,215